Investments in associates (Details) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Apr. 27, 2016 CNY (¥) ¥ / shares shares	Apr. 27, 2016 USD ($) shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”) | SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai")
Disclosure of associates [line items]
Shares to be issued under a subscription agreement	150,681,044	150,681,044
Value of shares to be issued under a subscription agreement | $		$ 2,655.0
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			30.00%	30.00%	30.00%
Zhongxin Xiecheng Investment (Beijing) Co., Ltd ("Zhongxin Xiecheng")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			49.00%	49.00%	49.00%
Brite Semiconductor (Shanghai) Corporation (“Brite Shanghai”)
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			46.60%	47.30%	47.80%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)				19.60%	19.60%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke") | SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai") | Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”)
Disclosure of associates [line items]
Proportion of equity interest disposed	19.61%	19.61%
Consideration received | ¥	¥ 664.0
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke") | Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”) | SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai")
Disclosure of associates [line items]
Number of shares issued	43,229,166	43,229,166
Price per share | ¥ / shares	¥ 15.36
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”)
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			14.30%
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			8.10%	11.40%	8.80%
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			30.00%	30.00%	45.00%
Beijing Wu Jin Venture Investment Center (Limited Partnership) ("WuJin")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			32.60%	32.60%	32.60%
Shanghai Fortune-Tech Qitai Invest Center (Limited Partnership) ("Fortune-Tech Qitai")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			33.00%	33.00%	33.00%
Shanghai Fortune-Tech Zaixing Invest Center (Limited Partnership) ("Fortune-Tech Zaixing")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			66.20%	66.20%	66.20%
Suzhou Fortune-Tech Oriental Invest Fund Center (Limited Partnership) ("Fortune-Tech Oriental")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			44.80%	44.80%	44.80%
Juyuan Juxin Integrated Circuit Fund ("Juyuan Juxin")
Disclosure of associates [line items]
Proportion of ownership interest and voting power held by the Group (as a percent)			31.60%	40.90%